Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2:    Inputs to the valuation methodology include:
•    Quoted prices for similar assets or liabilities in active markets;
•    Quoted prices for identical or similar assets or liabilities in inactive markets;
•    Inputs other than quoted prices that are observable for the asset or liability; and
•    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Net Asset Value (NAV) as a practical expedient: Inputs to the valuation methodology are allowed as a practical expedient to measure certain investments at NAV provided:
•The investment doesn't have a readily determinable fair value;
•The investee is an investment company within the scope of ASC Topic 946, Financial Services - Investment Companies.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used must maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets and liabilities measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

•Common stocks are valued at the closing price reported on the active market on which the individual securities are traded.
•Preferred stock held in a separate account fund values are derived from both dealer-supplied valuations and pricing models at year-end.
•Shares of registered investment companies are valued at the closing price reported on the active market on which the individual securities are traded.
NOTE 3 - Fair Value Measurements (continued)
•Corporate bonds held in a separate account fund values are derived from both dealer-supplied valuations and pricing models at year-end.
•Other collective investment fund values are given the market value of underlying investments and are therefore classified as Level 2.
•Mortgage backed securities held in a separate account fund are valued on the basis of their future principal and interest payments discounted at prevailing interest rates for similar investments.
•U.S. government securities held in a separate account fund values are derived from both dealer supplied valuations and pricing models at year-end.
•Asset backed securities are priced based on a compilation of primarily observable market information.
•Cash equivalents are valued at cost, which approximates fair value.
•Investments in Fidelity BrokerageLink hold shares of registered investment companies and are valued at the closing price reported on the active market on which the individual securities are traded.
•Stable value collective trusts are stated at fair value based on the NAV of the underlying investments, as reported to the Plan by the contract issuer. The NAV, as provided by Fidelity Management Trust Company, is used as a practical expedient to estimate fair value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:
NOTE 3 - Fair Value Measurements (Continued)

	Investments at Fair Value (in thousands) as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Common stocks	$4,739,578	$—	$—	$4,739,578
Registered investment companies	—	—	—	—
Fidelity BrokerageLink	689,002	—	—	689,002
Other collective investment funds	—	15,811,760	—	15,811,760
Separate account (Dodge & Cox):
Preferred stock	—	4,705	—	4,705
Corporate bonds	—	200,527	—	200,527
Mortgage backed securities	—	282,332	—	282,332
Government securities	—	104,105	—	104,105
Asset backed securities	—	51,575	—	51,575
Cash equivalents	—	7,934	—	7,934
Unsettled sales & purchases	—	17,252	—	17,252

Chevron Stable Value Separate Account (Putnam):
Cash equivalents	—	2,181	—	2,181
Unsettled sales & purchases	—	(471)	—	(471)
Total investments in the fair value hierarchy	$5,428,580	$16,481,900	$—	$21,910,480
Total investments at fair value				$21,910,480
NOTE 3 - Fair Value Measurements (Continued)

	Investments at Fair Value (in thousands) as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Common stocks	$4,807,816	$—	$—	$4,807,816
Registered investment companies	216	—	—	216
Fidelity BrokerageLink	583,833	—	—	583,833
Other collective investment funds	—	14,018,594	—	14,018,594
Separate account (Dodge & Cox):
Preferred stock	—	4,671	—	4,671
Corporate bonds	—	180,702	—	180,702
Mortgage backed securities	—	271,247	—	271,247
Government securities	—	111,532	—	111,532
Asset backed securities	—	42,844	—	42,844
Cash equivalents	—	9,596	—	9,596
Unsettled sales & purchases	—	9,255	—	9,255

Chevron Stable Value Separate Account (Putnam):
Cash equivalents	—	3,104	—	3,104
Unsettled sales & purchases	—	41	—	41
Total investments in the fair value hierarchy	$5,391,865	$14,651,586	$—	$20,043,451
Investments at NAV (a)				684
Total investments at fair value				$20,044,135
(a) In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
NOTE 3 - Fair Value Measurements (Continued)
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2024. Redemption restrictions are reported above in Note 1, Stable Value Fund Equity Wash; the redemption notice period is applicable only to the Plan.

	December 31, 2024 Fair Value (in thousands)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Stable value collective investment funds:
Associated Benefits Corporation	$130	N/A	Daily	12 months
Associated Benefits Corporation	$554	N/A	Daily	12 months
	$684